Other Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 01, 2024	Dec. 31, 2020
Accrued earnout liability	$ 2,924		$ 3,765
Commercial Paper [member]
Debt instrument face amount	$ 14,323
Debt Instrument, Interest Rate	5.00%
Debt Instrument, Maturity Date	Oct. 01, 2023
Debt Instrument, Fair Value Disclosure	$ 15,189		$ 14,341
Scenario, forecast [member] | Maximum [member] | Earnout Consideration [member]
Accrued earnout liability		$ 20,000